UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23697

Popular High Grade Fixed-Income Fund, Inc.

(Exact name of Registrant as specified in charter)

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 754-4488

Manuel Rodríguez Boissén, Esq.

Secretary

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2024 – December 31, 2024

Item 1.	Report to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”).

POPULAR HIGH GRADE FIXED-INCOME FUND, INC. – CLASS A

TICKER: PHGFX

SEMI-ANNUAL SHAREHOLDER REPORT — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Popular High Grade Fixed-Income Fund - A for the period of July 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.popularfunds.com/open-end-funds-resources.

You can find additional information about the Fund at https://www.popularfunds.com/high-grade-fixed-income-fund. You can also request this information by contacting us at 787-758-7400.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Popular High Grade Fixed-Income Fund - A	$237	4.69%

How did the Fund perform during the last six months?

During the six-month period ending on December 31, 2024, the Popular High Grade Fixed-Income Fund, Inc. (the “Fund”) Class A shares delivered a total return of 1.17%. The Fund’s positive performance was primarily attributable to the coupon returns of the portfolio positions and the price appreciation of lower duration bonds. Over the period, the 10-year U.S. Treasury yield increased by 17 bps from 4.40% to 4.57% while the 2-year U.S. Treasury yield decreased 51 bps from 4.75% to 4.24%.

However, the Fund's expenses negatively impacted its performance, resulting in a relative underperformance against its primary benchmark.

For the reporting period, the NAV of class A shares was unchanged at $4.81 and dividends totaling $0.06 per share were paid. It is important to emphasize that the benchmark index does not incur any expenses. The Fund declares monthly dividends, and returns are shown before taxes without any tax advantage on dividends.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Class A - without sales charge	Class A - with sales charge	Bloomberg US Aggregate Bond Index
05/21	$10,000	$9,742	$10,000
06/21	$10,108	$9,847	$10,105
12/21	$10,049	$9,790	$10,112
06/22	$8,882	$8,653	$9,065
12/22	$8,357	$8,142	$8,796
06/23	$8,634	$8,412	$8,980
12/23	$8,957	$8,726	$9,282
06/24	$8,832	$8,604	$9,216
12/24	$8,935	$8,705	$9,398

Average Annual Total Returns

Popular High Grade Fixed-Income Fund, Inc.	1 Year	Since Inception
Class A - without sales charge (Incep. May 21, 2021)	-0.24%	-3.07%
Class A - with sales charge	-2.80%	-3.76%
Bloomberg US Aggregate Bond Index	1.25%	-1.70%

Performance data quoted represents past performance and does not guarantee future results.

The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund since the effective date of the Fund's registration statement, which occurred on May 21, 2021. This graph assumes reinvestment of all dividends and capital gains. The returns shown in the table are total returns, which assume the reinvestment of dividends and capital gains.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Total Net Assets$44,183,369
  # of Portfolio Holdings126
  Portfolio Turnover Rate0%
  Total Assets$64,518,124
  Leverage$(20,101,626)

What did the Fund invest in?

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Federal Farm Credit Banks Funding Corp. 11/28/2028	12.77%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058	7.78%
Puerto Rico Housing Finance Authority 12/01/2028	7.03%
Ginnie Mae I Pool 04/15/2036	5.77%
Texas A&M University 05/15/2028	4.37%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2040	4.21%
Fannie Mae Pool 06/01/2036	4.06%
Development Authority of Gwinnett County 09/01/2046	3.79%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2046	3.48%
Microsoft Corp. 08/08/2036	3.41%

Maturity Weightings

(% of Total Investments)

Value	Value
> 10 Years	71.8%
3-5 Years	17.3%
5-10 Years	8.8%
1-3 Years	2.1%

Asset Class Weightings

(% of Total Investments)

Value	Value
Puerto Rico Fannie Mae Bonds	30.22%
Municipal Bonds	19.22%
Puerto Rico Government Instrumentalities Tax Exempt Notes	18.39%
Puerto Rico GNMA Bonds	11.55%
US Government Sponsored Entities	8.83%
Corporate Bonds	5.84%
Puerto Rico Agencies	4.87%
Puerto Rico Collateralized Mortgage Obligations	1.08%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

On May 23, 2023, the Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending June 30, 2024 and dismissed its prior accountants effective May 31, 2023. The dismissal of its prior accountants does not reflect any disagreements with the former accountant during the Fund's fiscal years ending June 30, 2022 and June 30, 2023 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.popularfunds.com/high-grade-fixed-income-fund.

POPULAR HIGH GRADE FIXED-INCOME FUND, INC. – CLASS A

TICKER: PHGFX

SEMI-ANNUAL SHAREHOLDER REPORT — December 31, 2024

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Fund's transfer agent at 787-758-7400.

Distributor, Popular Securities, LLC.

Phone: 787-758-7400

73317S103–SA–12312024

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

POPULAR High Grade Fixed Income Fund, Inc.

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

DECEMBER 31, 2024

Popular High Grade Fixed Income Fund, Inc.

ITEM 7 – Financial Statements and Financial Highlights for

Open-End Management Investment Companies

Semi-Annual Report | December 31, 2024	1

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Municipal Bonds (27.78%)
California (0.88%)
$385,000	Northern California Power Agency - Revenue Bonds (Series 2016)	5.679%	06/01/35	$388,694

Georgia (3.79%)
2,000,000	Development Authority of Gwinnett County - Revenue Bonds	4.170%	09/01/46	1,675,442

Maryland (6.96%)
1,250,000	County of Baltimore MD - General Obligation Unlimited Bonds (Series 2016)	2.988%	07/01/34	1,056,712
1,250,000	County of Baltimore MD - General Obligation Unlimited Bonds (Series 2016)	3.038%	07/01/35	1,039,043
1,200,000	County of Baltimore MD - General Obligation Unlimited Bonds (Series 2016)	3.088%	07/01/36	981,406

New York (0.15%)
65,000	New York State Dormitory Authority - Revenue Bonds (Series 2010H)	5.289%	03/15/33	64,409

Texas (11.38%)
600,000	Board of Regents of the University of Texas System - Revenue Bonds (Series 2016A)	3.852%	08/15/46	485,930
795,000	Permanent University Fund - Texas A&M University System - Revenue Bonds (Series 2015B)	3.600%	07/01/36	701,407
1,000,000	Texas A&M University - Revenue Bonds (Series 2017A)	3.231%	05/15/27	974,987
2,000,000	Texas A&M University - Revenue Bonds (Series 2017A)	3.331%	05/15/28	1,931,124
1,000,000	Texas A&M University - Revenue Bonds (Series 2017A)	3.481%	05/15/31	934,714

Virginia (1.96%)
945,000	Virginia Resources Authority - Revenue Bonds	4.250%	11/01/38	867,480

Washington (2.66%)
1,295,000	City of Seattle WA - General Obligation Limited Bonds (Series 2016B)	2.875%	04/01/32	1,173,309

See Notes to Financial Statements

2	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Municipal Bonds (continued)

Total Municipal Bonds (Cost $13,871,371)				$12,274,657

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Agencies (7.03%)
$3,020,000	Puerto Rico Housing Finance Authority - Revenue Bonds(a)	6.750%	12/01/28	$3,107,214

Total Puerto Rico Agencies (Cost $3,195,098)				$3,107,214

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (26.59%)
355,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/27	321,299
346,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/29	290,304
445,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/31	342,038
501,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/33	352,762
4,775,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/46	1,536,034
3,890,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/51	908,427
1,888,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(a)	4.329%	07/01/40	1,862,124

See Notes to Financial Statements

Semi-Annual Report | December 31, 2024	3

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (continued)
$367,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(a)	4.500%	07/01/34	$367,673
57,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(a)	4.536%	07/01/53	55,565
186,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(a)	4.550%	07/01/40	186,045
1,364,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(a)	4.750%	07/01/53	1,343,636
758,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(a)	4.784%	07/01/58	744,436
3,450,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(a)	5.000%	07/01/58	3,437,099

Total Puerto Rico Government Instrumentalities Tax Exempt Notes (Cost $11,702,272)				$11,747,442

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (16.69%)(c)
$322,580	GNMA Pool 609097	5.000%	06/15/38	$319,210
299,170	GNMA Pool 719882	5.000%	08/15/39	300,258
257,553	GNMA Pool 691686	5.000%	02/15/40	258,492
1,374	GNMA Pool 636498	5.500%	04/15/25	1,372
113,895	GNMA Pool 593621	5.500%	12/15/32	113,765
142,555	GNMA Pool 572021	5.500%	01/15/33	142,376
36,836	GNMA Pool 597878	5.500%	02/15/33	37,899
82,475	GNMA Pool 597885	5.500%	04/15/33	84,856
30,842	GNMA Pool 597888	5.500%	05/15/33	31,732
38,531	GNMA Pool 622056	5.500%	03/15/34	39,644
70,576	GNMA Pool 631039	5.500%	01/15/35	72,617
157,554	GNMA Pool 631045	5.500%	03/15/35	162,106
190,311	GNMA Pool 592837	5.500%	06/15/35	195,817

See Notes to Financial Statements

4	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (16.69%)(c) (continued)
$51,235	GNMA Pool 643745	5.500%	07/15/35	$52,717
34,713	GNMA Pool 618256	5.500%	07/15/35	35,717
168,297	GNMA Pool 643758	5.500%	01/15/36	173,157
259,785	GNMA Pool 678611	5.500%	11/15/38	267,310
90,047	GNMA Pool 456374	6.000%	02/15/29	93,205
65,106	GNMA Pool 636530	6.000%	05/15/30	67,021
51,110	GNMA Pool 597883	6.000%	05/15/33	52,202
108,270	GNMA Pool 597887	6.000%	05/15/33	111,740
101,018	GNMA Pool 597899	6.000%	08/15/33	104,256
70,689	GNMA Pool 607382	6.000%	08/15/33	72,435
105,420	GNMA Pool 622036	6.000%	08/15/33	108,799
82,324	GNMA Pool 622041	6.000%	09/15/33	84,357
43,754	GNMA Pool 608642	6.000%	07/15/34	44,690
38,056	GNMA Pool 631050	6.000%	03/15/35	38,870
136,060	GNMA Pool 618257	6.000%	07/15/35	140,429
148,940	GNMA Pool 643759	6.000%	01/15/36	153,721
101,906	GNMA Pool 643761	6.000%	01/15/36	105,156
2,413,347	GNMA Pool 782087(d)	6.000%	04/15/36	2,551,581
68,655	GNMA Pool 647562	6.000%	05/15/36	70,126
200,280	GNMA Pool 638705	6.000%	11/15/36	208,320
64,307	GNMA Pool 663448	6.000%	03/15/37	64,300
111,099	GNMA Pool 678609	6.000%	11/15/38	114,667
32,842	GNMA Pool 572103	6.500%	04/15/34	35,086
74,620	GNMA Pool 572113	6.500%	06/15/34	77,594
44,889	GNMA Pool 572122	6.500%	07/15/34	46,679
58,299	GNMA Pool 572128	6.500%	08/15/34	60,624
18,679	GNMA Pool 572136	6.500%	10/15/34	19,424
43,791	GNMA Pool 592840	6.500%	07/15/35	45,537
5,015	GNMA Pool 618293	6.500%	12/15/35	5,081
128,455	GNMA Pool 592859	6.500%	12/15/35	134,253
49,153	GNMA Pool 592865	6.500%	01/15/36	51,108
64,269	GNMA Pool 592874	6.500%	03/15/36	66,832
36,028	GNMA Pool 592880	6.500%	04/15/36	38,542
142,202	GNMA Pool 678612	6.500%	11/15/38	148,879
170,828	GNMA Pool 678608	7.000%	12/15/38	171,629
Total Puerto Rico GNMA Bonds (Cost $7,137,672)				$7,376,188

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (43.68%)(e)
623,028	FNMA Pool AC0808	5.000%	11/01/39	620,810
185,256	FNMA Pool 758601	5.500%	01/01/35	187,613
157,736	FNMA Pool 745292	5.500%	05/01/35	158,819
979,955	FNMA Pool 827687(d)	5.500%	11/01/35	990,022
388,001	FNMA Pool 827684(d)	5.500%	11/01/35	391,987
404,008	FNMA Pool 827698(d)	5.500%	12/01/35	408,778

See Notes to Financial Statements

Semi-Annual Report | December 31, 2024	5

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (43.68%)(e) (continued)
$342,352	FNMA Pool 827695	5.500%	12/01/35	$345,693
258,296	FNMA Pool 829461(d)	5.500%	01/01/36	260,685
197,759	FNMA Pool 850019	5.500%	04/01/36	200,094
256,826	FNMA Pool 850022(d)	5.500%	04/01/36	259,727
276,541	FNMA Pool 827685	6.000%	11/01/35	284,974
63,718	FNMA Pool 827696	6.000%	12/01/35	64,025
1,364,199	FNMA Pool 827712(d)	6.000%	01/01/36	1,414,534
275,320	FNMA Pool 827709(d)	6.000%	01/01/36	283,713
962,219	FNMA Pool 849985(d)	6.000%	02/01/36	998,611
572,684	FNMA Pool 849982	6.000%	02/01/36	591,981
152,800	FNMA Pool 850010	6.000%	03/01/36	156,729
955,993	FNMA Pool 850013(d)	6.000%	03/01/36	992,157
437,555	FNMA Pool 850023(d)	6.000%	04/01/36	452,703
276,501	FNMA Pool 850020(d)	6.000%	04/01/36	284,936
817,159	FNMA Pool 850033(d)	6.000%	05/01/36	847,295
79,350	FNMA Pool 850029(d)	6.000%	05/01/36	80,397
756,349	FNMA Pool 850042(d)	6.000%	06/01/36	784,965
79,547	FNMA Pool 850039	6.000%	06/01/36	80,798
188,584	FNMA Pool 850055	6.000%	07/01/36	192,455
818,122	FNMA Pool 850058(d)	6.000%	07/01/36	849,072
93,890	FNMA Pool 850069	6.000%	08/01/36	95,368
202,784	FNMA Pool 881251	6.000%	09/01/36	208,424
481,668	FNMA Pool 881266	6.000%	10/01/36	494,247
81,399	FNMA Pool 881262	6.000%	10/01/36	82,678
171,950	FNMA Pool 881281	6.000%	11/01/36	175,430
1,205,789	FNMA Pool 904973(d)	6.000%	02/01/37	1,249,948
183,896	FNMA Pool 904968(d)	6.000%	02/01/37	187,668
301,419	FNMA Pool 905013	6.000%	05/01/37	309,250
783,075	FNMA Pool 909131(d)	6.000%	12/01/37	811,508
193,870	FNMA Pool 953094	6.000%	01/01/38	198,852
80,933	FNMA Pool 835580	6.500%	07/01/35	81,688
468,543	FNMA Pool 850030	6.500%	05/01/36	490,429
892,658	FNMA Pool 850034(d)	6.500%	05/01/36	937,917
1,695,184	FNMA Pool 850043(d)	6.500%	06/01/36	1,791,918
Total Puerto Rico Fannie Mae Bonds (Cost $18,707,934)				$19,298,898

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Freddie Mac Bonds (1.56%)(f)
165,439	FGLMC Pool G08831(d)	4.000%	08/01/48	153,590
55,314	FGLMC Pool D97957(d)	5.500%	01/01/26	55,012
20,312	FGLMC Pool A35321	5.500%	06/01/35	20,579
432,636	FGLMC Pool A45241(d)	6.000%	02/01/35	446,498
11,725	FGLMC Pool A58013	6.000%	03/01/37	11,840

See Notes to Financial Statements

6	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Freddie Mac Bonds (1.56%)(f) (continued)
$405	FGLMC Pool A64760	6.000%	07/01/37	$414
Total Puerto Rico Freddie Mac Bonds (Cost $686,057)				$687,933

Principal Amount/Description		Rate	Maturity	Value
Corporate Bonds (8.44%)
1,727,000	Microsoft Corp.(g)	3.450%	08/08/36	1,505,865
1,500,000	Microsoft Corp.(g)	3.500%	02/12/35	1,359,158
300,000	Microsoft Corp.(g)	3.700%	08/08/46	240,090
750,000	Microsoft Corp.(g)	3.750%	02/12/45	625,571
Total Corporate Bonds (Cost $4,309,254)				$3,730,684

Principal Amount/Description		Rate	Maturity	Value
US Government Sponsored Entities (12.77%)
6,000,000	Federal Farm Credit Banks Funding Corp.(d)	2.830%	11/28/28	5,641,472
(Cost $5,956,176)

Total Investments (144.54%) (Cost $65,565,834)				$63,864,488

Liabilities in Excess of Other Assets (-44.54%)				(19,681,119)
NET ASSETS (100.00%)				$44,183,369

(a)	These securities are the exchanged bonds under the COFINA's Third Amended Plan of Adjustment (the "Plan").
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(d)	A portion or all of the security has been pledged as collateral for securities sold under agreements to repurchase.
(e)	Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(f)	Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(g)	Security may be called before its maturity date.

See Notes to Financial Statements

Semi-Annual Report | December 31, 2024	7

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

December 31, 2024 (Unaudited)

Reverse Repo Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
Goldman Sachs(a)	4.73%	12/11/2024	01/15/2025	$(5,135,000)
J.P.Morgan Chase & Co. (b)	4.80%	12/05/2024	01/06/2025	(6,600,286)
Santander(c)	4.90%	12/18/2024	01/22/2025	(6,677,340)
South Street Securities(d)	4.85%	12/31/2024	01/02/2025	(1,689,000)
				$(20,101,626)

(a)	Collateralized by $5,668,144 par amount of GNMA and FNMA, 4.90%, due 2/1/35 to 12/1/37; Total Fair Value $5,679,310

(b)	Collateralized by $6,982,244 par amount of FNMA and FFCB, 2.83% to 6.50%, due 11/28/35 to 5/1/36; Total Fair Value $7,141,509

(c)	Collateralized by $7,282,103 par amount of FNMA and GNMA, 4.90%, due 2/1/35 to 9/15/39; Total Fair Value $7,405,170

(d)	Collateralized by $1,780,592 par amount of FNMA, 5.50%, due 11/1/36; Total Fair Value $1,789,496

See Notes to Financial Statements

8	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

ASSETS:
Securities pledged as collateral under reverse repurchase agreements, at fair value (cost $20,325,653)	$20,325,653
Investments in securities, at fair value (cost $45,240,181)	43,538,835
63,864,488
Cash and cash equivalents	78,167
Interest receivable	558,540
Prepaid and other assets	161,694
Total Assets	64,662,889

LIABILITIES:
Payable for reverse repurchase agreements (Cost $20,101,626)	$20,101,626
Interest payable on reverse repurchase agreements	50,881
Payable for distributions to shareholders	87,786
Payable for shareholder servicing	89,354
Payable to Adviser, net of waiver	24,880
Payable to fund accounting and administration	63,531
Payable for Transfer Agency fees	14,853
Payable to Directors	5,118
Payable for Compliance fees	3,560
Payable for Custodian fees	1,569
Payable for Audit fees	16,778
Other payables	19,584
Total Liabilities	20,479,520
Net Assets	$44,183,369

NET ASSETS CONSIST OF:
Paid-in capital - $0.01 par value, 2,000,000,020 shares authorized, 9,163,471 issued and outstanding	$188,918,412
Accumulated deficit	(144,735,043)
Net Assets	$44,183,369

PRICING OF SHARES:
Class A Shares
Net Assets	$44,183,369
Shares outstanding	9,163,471
Net asset value per share	$4.82

See Notes to Financial Statements

Semi-Annual Report | December 31, 2024	9

Popular High Grade Fixed Income Fund, Inc.	Statement of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$1,580,639
Total Investment Income	1,580,639

EXPENSES:
Investment Adviser fees	$167,553
Distribution fees
Class A	58,389
Accounting and Administration fees	79,241
Compliance fees	6,440
Transfer agent fees	31,505
Interest on reverse repurchase agreements	542,695
Audit fees	37,649
Legal fees	81,600
Custodian fees	13,800
Director fees	8,577
Registration fees	201
Printing fees	3,971
Insurance fees	58,024
Other fees	19,745
Total expenses before waiver	1,109,390
Less fees waived by Investment Adviser	(16,755)
Total Expenses	1,092,635
Net Investment Income	488,004

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on:
Investments	(13,889)
Net realized loss	(13,889)
Net change in unrealized appreciation on:
Investments	226,512
Net change in unrealized appreciation	226,512
Net Realized and Unrealized Gain on Investments	212,623
Net Increase in Net Assets Resulting from Operations	$700,627

See Notes to Financial Statements

10	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$488,004	$1,180,533
Net realized loss	(13,889)	(1,126,092)
Net change in unrealized appreciation/depreciation	226,512	975,813
Net increase in net assets resulting from operations	700,627	1,030,254

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Class A dividends	(539,337)	(1,337,328)
Net decrease in net assets from distributions to shareholders	(539,337)	(1,337,328)

CAPITAL SHARE TRANSACTIONS:
Class A Common Shares:
Proceeds from shares issued	1,286	144,602
Reinvestment of dividends	67,248	169,497
Cost of shares redeemed	(2,743,998)	(9,244,651)
Net decrease in net assets from capital share transactions	(2,675,464)	(8,930,552)

Net Decrease in Net Assets	(2,514,174)	(9,237,626)

NET ASSETS:
Beginning of period	46,697,543	55,935,169
End of period	$44,183,369	$46,697,543

See Notes to Financial Statements

Semi-Annual Report | December 31, 2024	11

Popular High Grade Fixed Income Fund, Inc.	Statement of Cash Flows

For the Six Months Ended December 31, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$700,627
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Proceeds from disposition of investment securities	2,490,287
Amortization of premium and accretion of discount on investments, net	(71,920)
Net realized (gain)/loss on:
Investments	13,889
Net change in unrealized appreciation/depreciation on:
Investments	(226,512)
(Increase)/Decrease in assets:
Interest receivable	18,622
Prepaid and other assets	(45,982)
Increase/(Decrease) in liabilities:
Payable for shareholder servicing	9,869
Payable for interest expense	35,516
Payable to Transfer agency	8,227
Payable to Adviser	(55)
Payable to fund accounting and administration fees	14,994
Payable to Directors and Officers	(543)
Payable for Audit fees	(29,957)
Payable for Compliance fees	205
Payable for Custodian fees	253
Payable for Legal fees	(49,785)
Other payables	(9,227)
Net cash provided by operating activities	$2,858,508

CASH FLOWS FROM FINANCING ACTIVITIES:
Securities purchased under reverse repurchase agreement	$(317,906,510)
Securities sold under reverse repurchase agreement	318,253,136
Shares redeemed	(2,743,998)
Proceeds from sale of capital shares	1,286
Cash distributions paid to common shareholders - net of distributions reinvested	(477,303)
Net cash used in financing activities	$(2,873,389)

Net decrease in cash and restricted cash	$(14,881)
Cash and restricted cash, beginning of period	$93,048
Cash and restricted cash, end of period	$78,167

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense on reverse repurchase agreements	$507,179
Reinvestment of distributions	$67,248

See Notes to Financial Statements

12	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information.

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value - beginning of period	$4.81	$4.83	$5.15	$6.08	$6.11
Income/(loss) from investment operations:
Net investment income(a)	0.05	0.11	0.15	0.22	0.23
Net realized and unrealized gain/(loss)	0.02	–	(0.30)	(0.94)	(0.05)
Total income/(loss) from investment operations	0.07	0.11	(0.15)	(0.72)	0.18
Less distributions:
Dividends from net investment income	(0.06)	(0.13)	(0.17)	(0.21)	(0.21)
Total distributions	(0.06)	(0.13)	(0.17)	(0.21)	(0.21)
Net increase/(decrease) in net asset value	0.01	(0.02)	(0.32)	(0.93)	(0.03)
Net asset value - end of period	$4.82	$4.81	$4.83	$5.15	$6.08
Total Return(b)(c)	1.39%	2.29%	(2.79%)	(12.13%)	2.98%
Supplemental Data:
Net assets, end of period (in thousands)	$44,183	$46,698	$55,935	$67,555	$91,195
Ratios to Average Net Assets(d)
Ratio of gross expenses to average net assets(e)	4.75%	4.65%	3.52%	1.70%	1.75%
Ratio of net expenses to average net assets(e)	4.68%	4.57%	3.52%	1.68%	1.62%
Ratio of gross operating expenses to average net assets(f)	2.43%	2.19%	1.82%	1.53%	1.65%
Interest and leverage related to expenses to average net assets	2.32%	2.46%	1.70%	0.17%	0.10%
Ratio of net investment income to average net assets(f)	2.09%	2.35%	3.14%	3.83%	3.74%
Portfolio turnover rate	0%	0%	0%	0%	0%

See Notes to Financial Statements

Semi-Annual Report | December 31, 2024	13

Popular High Grade Fixed Income Fund, Inc.	Financial Highlights

(a)	Based on daily average outstanding common shares of 9,411,414 for the period ended December 31, 2024, 10,509,621 for the year ended June 30, 2024, 12,507,110 for the year ended June 30, 2023, 14,118,598 for the year ended June 30, 2022, and 15,617,148 for the year ended June 30, 2021.

(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.

(c)	Total return excludes the effect of initial and contingent deferred sales charges.

(d)	Based on daily average net assets attributable to common shares of $46,318,972 for the period ended December 31, 2024, $50,158,864 for the year ended June 30, 2024, $61,279,330 for the year ended June 30, 2023, $81,204,185 for the year ended June 30, 2022, and $95,685,561 for the year ended June 30, 2021.

(e)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.

(f)	Operating expenses represent total expenses excluding interest and leverage related expenses.

See Notes to Financial Statements

14	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

NOTE 1. REPORTING ENTITY AND SIGNIFICANT ACCOUNTING POLICIES

Popular High Grade Fixed-Income Fund, Inc. (the “Fund”) is a non-diversified, open-end investment company. The Fund is a corporation organized under the Investment Company Act of 1940, as amended (the “1940 Act”) since May 21, 2021. The Fund was incorporated on August 13, 2002 and started operations on September 24, 2002.

The Fund’s investment objective is to seek to provide a high level of current income that is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its objectives.

Accounting Policies:

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Cash and Cash Equivalents – Cash and cash equivalents consist of all demand deposits and funds invested in short-term investments with original maturities of 90 days or less. Cash and cash equivalents are valued at amortized cost, which approximates fair value. As of December 31, 2024, cash and cash equivalents of the Fund consisted of a time deposit open account amounting to $78,167 with JP Morgan Chase Bank, N.A. (“JPMorgan Chase”).

(b)	Valuation of Investments – All securities are presented at fair value, which is determined by the Fund’s administrator, ALPS Fund Services, Inc. (the “Administrator”), with the assistance of the Fund’s investment adviser, Popular Asset Management LLC (the “Investment Adviser”) (refer to Note 3 for details on investment agreements), on the basis of valuations provided by dealers or by pricing services approved by the Fund’s management and Board of Directors. See Note 2 for further discussions regarding fair value disclosures.

(c)	Taxation – The Fund has elected to be treated as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended, and the regulations and administrative pronouncements promulgated thereunder. As a registered investment company under the Puerto Rico Investment Companies Act, the Fund will not be subject to Commonwealth of Puerto Rico (“Puerto Rico”) income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level. The Fund has never been subject to taxation.

Semi-Annual Report | December 31, 2024	15

Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

In addition, the fixed income and equity investments of the Fund are exempt from Puerto Rico personal property taxes. The Fund is exempt from U.S. income taxes, except for dividends received from U.S. sources, which are subject to a 10% U.S. withholding tax, if certain requirements are met. Dividend income is recorded net of taxes. In the opinion of the Fund’s legal counsel, the Fund is not required to file a U.S. federal income tax return.

GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (the current and prior three tax years). Management concluded that no liability should be recorded as the Fund has not taken any uncertain tax positions on returns filed for open tax years.

The balance of undistributed net investment income and of accumulated net realized loss on investments reflect the reclassification of permanent differences and of temporary differences between book and tax balances that become permanent (See Note 9).

(d)	Statement of Cash Flows – The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or reinvested at the discretion of common stockholders. Additional information on cash receipts and payments is presented in the Statement of Cash Flows.

(e)	Share subscriptions and redemptions – Shares of the Fund are sold at their Net Asset Value (“NAV”), which is determined daily, plus an initial sales charge of up to 2.50%. Shares of each class may be redeemed on each day of the week on which the New York Stock Exchange (“NYSE”) is open for trading and the Federal Reserve Bank of New York and banks in San Juan, Puerto Rico are open for business at a price per share equal to the NAV per share of such Class determined as of the close of trading on the NYSE on the date of receipt of the request for redemption.

Shareholders have the ability to redeem shares of an open-end fund and simultaneously purchase shares of another open-end fund within the same family of investment companies, often at no or reduced fees. Refer to Note 4 – Capital Share Transactions.

(f)	Dividends and Distributions to Shareholders – The Fund typically declares and pays monthly a dividend of substantially all of its net investment income, if any. The Fund does not expect to make distributions of net realized capital gains, although the Fund’s Board of Directors reserves the right to do so in its sole discretion. Dividends that are reinvested are credited to shareholders’ accounts in additional shares of the same class at the NAV per share of such class, not subject to initial sales charge or contingent deferred sales charge, as of the close of business on the ex-dividend date. The Fund records dividends to its shareholders on the ex-dividend date.

16	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

(g)	Futures Contracts – Futures contracts provide for the future sale by one party and purchase by another party of a specified security at a specified future time and at a specific price. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin until the contract is closed out, at which time the Fund realizes a gain or loss. Positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Risks exceed related amounts recognized in the Statement of Assets and Liabilities. The Fund’s management enters into these transactions to simulate full investments of a portion of the Fund’s assets in one or more market indices, to facilitate trading, to reduce transaction costs, and to seek higher investment returns.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit on several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. During the six months ended on December 31, 2024, the Fund did not invest in futures contracts.

(h)	Reverse Repurchase Agreements – Under these agreements, the Fund sells securities, receives cash in exchange, and agrees to repurchase the securities at a mutually agreed date and price. Ordinarily, those counterparties with which the Fund enters into these agreements require delivery of collateral and are able to sell or repledge the collateral; however, the Fund retains effective control over such collateral through the agreement to repurchase the collateral on or by the maturity of the repurchase agreement. These transactions are treated as financings and recorded as liabilities. Therefore, no gain or loss is recognized on the transaction and the securities pledged as collateral remain recorded as assets of the Fund. These agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase and that the value of the collateral posted by the Fund increases in value and the counterparty does not return it. Because the Fund borrows under repurchase agreements based on the estimated fair value of the pledged assets, the Fund’s ongoing ability to borrow under its repurchase facilities may be limited and its lenders may initiate margin calls in the event of adverse changes in the market. A decrease in market value of the pledged assets may require the Fund to post additional collateral or otherwise sell assets at a time when it may not be in the best interest of the Fund to do so (See Note 6).

Semi-Annual Report | December 31, 2024	17

Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

(i)	Paydowns – Realized gains and losses on mortgage-backed securities paydowns are recorded as an adjustment to interest income as required by GAAP. For the six months ended on December 31, 2024, the Fund reduced interest income in the amount of $578 related to realized loss on mortgage-backed securities paydowns. However, for purpose of dividend distributions, net investment income excludes the effect of mortgage-backed securities paydowns gains and losses (See Note 9).

(j)	Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gains or Losses – The Fund uses the fair value of shares outstanding method for allocating income, fund-level expenses, and realized and unrealized gains or losses. Under this method, each class of shares participates based on the total net asset value of its shares in proportion to the total net assets of the Fund. This method is the primary method used to allocate income, fund-level expenses, and realized and unrealized gains and losses for calculating the net asset value of a nondaily dividend fund. Class-level expenses are charged directly to the individual classes to which they relate.

(k)	Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the effective interest method. Interest and dividend income on preferred equity securities are accrued daily except when collection is not expected. For other equity securities, dividend income is recorded on the ex-dividend date. Certain dividends from U.S. sources are subject to a 10% U.S. income tax withholding. Such income is reflected in the Statement of Operations net of the applicable withholdings.

NOTE 2. FAIR VALUE MEASUREMENTS

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.

GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.

18	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Level 2 –	Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

Level 3 –	Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized in a sale.

On August 4, 2022, the Board of Directors of the Fund appointed the Investment Adviser, as the Fund’s Valuation Designee. The Valuation Designee is responsible for overseeing and implementing the procedures and functions related to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. In addition, the Valuation Designee is responsible for determining:

●	The fair valuation of all securities for which no price or value is available at the time the Fund’s NAV is calculated on a particular day.

●	The fair valuation of portfolio instruments for which the prices or values available do not, in the judgment of the Investment Adviser, represent the fair valuation of such portfolio instruments.

Fixed income securities including mortgage and other asset-backed securities (“MBS”), collateralized mortgage obligations, obligations of Puerto Rico and political subdivisions, obligations of U.S. Government Sponsored Entities, State and Municipal Obligations, US Corporate Bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Semi-Annual Report | December 31, 2024	19

Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

Below is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Mortgage and other asset-backed securities: Certain agency mortgage and other asset-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from the prices of similar bonds; “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available.

Collateralized mortgage obligations: Agency and private collateralized mortgage obligations (“CMOs”) are priced based on a bond’s theoretical value from similar bonds; “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The option adjusted spread includes prepayment and volatility assumptions, ratings (whole loans collateral) and spread adjustments. CMO’s that include a significant adjustment based on assumptions important to market participants, such as credit risk, source of payment, etc., are classified as Level 3.

Obligations of Puerto Rico and political subdivisions: Fair value of Puerto Rico obligations and political subdivisions are obtained from third-party pricing service providers. They are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, quotes, benchmark curves including but not limited to Treasury benchmarks, swap curves, and discount and capital rates. These bonds are classified as Level 2.

Obligations of U.S. Government sponsored entities, and U.S. Agency Securities: The fair value of U.S. Government sponsored entities is based on quoted market prices for similar securities on an active market. U.S. agency securities are classified as Level 2. U.S. agency structured notes are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector, and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.

U.S. Corporate Bonds: The fair value of corporate bonds is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and based on quoted market prices for similar securities for which the fair value incorporates a credit spread in deriving their fair value. These securities are classified as Level 2.

20	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

Futures contracts: The fair value of futures contracts is based on quoted market prices obtained from an active exchange market. Futures contracts involve Ten Year U.S. Treasury Notes and are classified as Level 1.

The following is a summary of the levels within the fair value hierarchy in which the Fund invests based on inputs used to determine the fair value of such securities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$12,274,657	$–	$12,274,657
Puerto Rico Agencies	–	3,107,214	–	3,107,214
Puerto Rico Government
Instrumentalities Tax
Exempt Notes	–	11,747,442	–	11,747,442
Puerto Rico GNMA Bonds	–	7,376,188	–	7,376,188
Puerto Rico Fannie Mae Bonds	–	19,298,898	–	19,298,898
Puerto Rico Collateralized
Mortgage Obligations	–	687,933	–	687,933
Corporate Bonds	–	3,730,684	–	3,730,684
US Government Sponsored
Entities	–	5,641,472	–	5,641,472
Total	$–	$63,864,488	$–	$63,864,488

*	Refer to the Fund’s Schedule of Investments for a listing of securities by type.

There were no purchases, sales or transfers into or out of Level 3 securities during the six months ended December 31, 2024.

Temporary cash investments, if any, are valued at amortized cost, which approximates fair value. As of December 31, 2024, there were no temporary cash investments.

NOTE 3. INVESTMENT ADVISORY, ADMINISTRATIVE, CUSTODIAN, DISTRIBUTOR, TRANSFER AGENCY ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Adviser acts as the investment adviser of the Fund. The investment advisory fee is calculated at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended on December 31, 2024, the investment advisory fee amounted to $167,553.

ALPS Fund Services, Inc., together with certain affiliated entities, serve as the Fund’s administrator and provide various administration, fund accounting, transfer agent and investor accounting services to the Fund. The fees related to these services shall be the greater of an annual complex and per portfolio minimum fees or the application of a basis point fee schedule on the Fund starting at 0.06% of the Fund’s average daily net assets. For the six months ended December 31, 2024, the administrative fees and transfer agent fees amounted to $79,241 and $31,505, respectively. The Fund maintains its cash accounts with JPMorgan Chase. The Fund did not receive interest income from these accounts during the six months ended on December 31, 2024.

Semi-Annual Report | December 31, 2024	21

Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

JPMorgan Chase provides custody services to the Fund. For the six months ended on December 31, 2024, the custody fees amounted to $13,800.

Popular Securities LLC, an affiliate of the Fund, serves as the distributor (the “Distributor”) of the shares of Common Stock of the Fund. Pursuant to a Distribution Plan, the Fund makes monthly payments to the Distributor for the distribution of the Fund’s shares. The fees related to this service are calculated at an annual rate of 0.25% of the Fund’s daily average net assets. For the six months ended on December 31, 2024, distribution fees amounted to $58,389.

The officers of the Fund are also officers and directors of Banco Popular de Puerto Rico (“BPPR”) or its affiliates. The three current directors of the Fund’s Board are independent and are paid based upon an agreed fee of $1,000 per meeting. The three independent directors of the Fund also serve on the Fund’s audit committee and are paid based upon an agreed fee of $1,000 per committee meeting. For the six months ended on December 31, 2024, the compensation expense for the three independent directors of the Fund was $8,577.

Prior to May 21, 2021, the Fund was not registered under the 1940 Act, and therefore was not subject to the restrictions contained therein regarding, among other things, transactions between the Fund, BPPR, the Distributor, or their respective affiliates (“Affiliated Transactions”). In that regard, the Board of Directors of the Fund adopted a set of procedures (“Procedures”) for Affiliated Transactions in an effort to address potential conflicts of interest that may arise.

Affiliates of the Fund may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Fund invests.

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 2,000,000,020 shares of common stock, par value $0.01 per share, consisting of 1,900,000,000 Class A shares, 20 Class B shares, and 100,000,000 shares of preferred stock. Neither Class B shares nor preferred stock have been issued by the Fund as of December 31, 2024.

Per the Fund’s prospectus, shares may be exchanged for shares of the same class of any other fund that is part of the Popular Family of Funds.

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Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

Capital share transactions for the six months ended December 31, 2024, and the year ended June 30, 2024 were as follows:

Common shares:	For the Six Months Ended December 31, 2024	For the Year Ended June 30, 2024
Class A:

Common shares outstanding - beginning of period	9,707,712	11,582,899
Common shares issued	261	30,861
Common shares issued as reinvestment of dividends	13,680	35,590
Common shares redeemed	(558,182)	(1,941,639)
Common shares outstanding - end of period	9,163,471	9,707,712

NOTE 5. INVESTMENT TRANSACTIONS

The cost of securities purchased for the six months ended December 31, 2024 were $0 and proceeds from sales, maturities, and paydowns of portfolio securities, excluding short-term transactions, for the six months ended December 31, 2024 were $2,421,532. Investment transactions in long-term U.S. Government Obligations for the six months ended December 31, 2024 were $0 for securities purchased and $1,266,000 for the proceeds from sales.

All investment transactions were made with unaffiliated parties.

NOTE 6. REVERSE REPURCHASE AGREEMENTS

Weighted average interest rate at end of the year	4.82%
Maximum aggregate balance outstanding at any time during the period	$27,152,600
Average balance outstanding during the period	$20,721,470
Average interest rate during the period	5.20%

As of December 31, 2024, interest rates on reverse repurchase agreements ranged from 4.73% to 4.90% with maturities up December 31, 2024. Some of the outstanding agreements to repurchase as of period-end may be called by the counterparty before its maturity date.

As of December 31, 2024, investment securities with fair values amounting to $22,015,485 are pledged as collateral for reverse repurchase agreements. Interest rates on collateral ranged from 2.83% to 6.50% and maturity dates ranged from 2/1/35 to 9/15/39. The counterparties have the right to sell or repledge the assets during the term of the reverse repurchase agreement with the Fund. Interest payable on reverse repurchase agreements amounted to $50,881 as of December 31, 2024.

Semi-Annual Report | December 31, 2024	23

Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

As of December 31, 2024, the total value of reverse repurchase agreements were as follows:

Counterparty	Amount	%
Unaffiliated	$20,101,626	100%
Total	$20,101,626	100%

NOTE 7. SHORT TERM FINANCIAL INSTRUMENTS

The fair market value of short-term financial instruments, which include $20,101,626 in reverse repurchase agreements, are substantially the same as the carrying amounts reflected in the Statement of Assets and Liabilities as these are reasonable estimates of fair value, given the relatively short period of time between origination of the instrument and their expected realization. There are no long-term financial debt instruments outstanding as of December 31, 2024.

NOTE 8. CONCENTRATION OF CREDIT RISK

Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. For this purpose, management of the Fund has determined to disclose any investment whose fair value is over 5% of Net Assets, both individually or in the aggregate. Moreover, collateralized investments have been excluded for this disclosure.

The major concentration of credit risk arises from the Fund’s investment securities in relation to the location of issuers. For calculation of concentration, all fixed-income securities guaranteed by the U.S. Government are excluded. As of December 31, 2024, the Fund held corporate bonds with an aggregate market value of $3,370,684, representing 8.44% of the Fund’s net assets. As of December 31, 2024, the Fund had the following investments in issuers located in Puerto Rico that are not guaranteed by the U.S. Government:

Issuer	Aggregate Market Value	Percentage of Net Assets
Puerto Rico Fannie Mae	$19,298,898	43.68%
Puerto Rico Government Instrumentalities	11,747,442	26.59%
Puerto Rico GNMA	7,376,188	16.69%
Puerto Rico Agencies	3,107,214	7.03%

As of December 31, 2024, the Fund had $78,167 on deposit with JPMorgan Chase, which represents approximately 0.18% of the Fund.

As stated in the Fund’s Prospectus, the Fund will ordinarily invest at least 20% of its total assets in Puerto Rico obligations (the “20% Investment Requirement”). Therefore, to the extent the securities are not guaranteed by the U.S. Government or any of its subdivisions, the Fund is more susceptible to factors affecting issuers of Puerto Rico obligations than an investment company that is not concentrated in Puerto Rico obligations to such degree.

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Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

NOTE 9. COMPONENTS OF DISTRIBUTABLE EARNINGS

As a result of certain reclassifications made for financial statement presentation, the Fund’s net investment income and net realized gain on investments reflected in the financial statements differ from distributable net investment income and net realized gain on investments for tax purpose, respectively, as follows:

Net investment income	$488,004
Reclassification of realized gain (loss) on securities’ paydowns	578
Distributable net investment income for tax purposes	$488,582

Net realized loss on investments	$(13,899)
Reclassification of realized gain (loss) on securities’ paydowns	(578)
Net realized loss on investments, for tax purposes	$(14,477)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes was as follows:

Cost of investment for tax purposes	$65,565,834
Gross appreciation	971,270
Gross depreciation	(2,672,616)
Net appreciation/(depreciation)	$(1,701,346)

The undistributed net investment income and accumulated net realized loss on investments (for tax purposes) as of December 31, 2024, were as follows:

Undistributed net investment income, beginning of the year	$999,325
Distributable net investment income for the year	488,582
Dividends	(539,337)
Undistributed net investment income, end of the year	$948,570

Accumulated net realized loss on investments, beginning of the year	$(143,967,800)
Net realized loss on investments for the year	(14,477)
Accumulated net realized loss on investments, end of the year	$(143,982,277)

NOTE 10. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not paid prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

Semi-Annual Report | December 31, 2024	25

Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

NOTE 11. RISKS AND UNCERTAINTIES

The Fund is exposed to various types of risks, such as geographic concentration, industry concentration, non-diversification, interest rate, and credit risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the prospectus for the securities issued by the Fund.

Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of debt securities and other fixed-income securities in which the Fund may invest also will be affected by market interest rates and the risk that the issuer may default on interest, principal or dividend payments. Specifically, since these types of securities pay fixed interest and dividends, their value may fall if market interest rates rise and rise if market interest rates fall.

Credit Risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on its obligations when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The price of fixed-income securities will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer’s credit ratings or other news affects the market’s perception of the issuer’s credit risk.

Interest Rate Risk. Interest rate risk is the risk that interest rates will rise so that the value of the Fund’s investments will fall. Also, the Fund’s yield will tend to lag behind changes in short-term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock-in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full), and reduce the value of the security. This is known as extension risk, which the Fund is also subject to. Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk, which the Fund is also subject to.

Mortgage- and Asset-Backed Securities Risks. Mortgage-backed securities and asset-backed securities represent interests in “pools” of mortgages or other assets. Mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks. Mortgage-backed securities, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. Since a portion of the assets of the Fund is expected to be invested in mortgage-backed securities, the potential for increasing the Fund’s exposure to these and other risks related to such securities might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case.

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Popular High Grade Fixed Income Fund, Inc.	Notes to Financial Statements and Financial Highlights

December 31, 2024 (Unaudited)

NOTE 12. SUBSEQUENT EVENTS

On January 30, 2025, the Board of Directors declared an ordinary net investment income dividend of $0.00958 per common share, which was paid on February 18, 2025 to common shareholders of record as of January 30, 2025.

In preparing these financial statements, the Fund’s management has evaluated events for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no events that required disclosure in or adjustment to the accompanying financial statements.

Semi-Annual Report | December 31, 2024	27

Popular High Grade Fixed Income Fund, Inc.	Other Information

December 31, 2024 (Unaudited)

Shareholder Meeting

The Annual Meeting of Shareholders of the Fund was held on October 24, 2024 (the “Annual Meeting”). The voting results for the proposals considered at the Annual Meeting were as follows:

1.	Election of Directors. The shareholders of the Fund elected Jorge I. Vallejo, Carlos A. Pérez and Enrique Vila del Corral to the Board of Directors to serve for a term from the time of their election until their respective successors are elected and qualified or until their earlier death or removal.

Name of Director	Votes cast “For”	Votes “Against/Withheld”
Jorge I. Vallejo	8,354,975	510,668
Carlos A. Pérez	8,354,975	510,668
Enrique Vila del Corral	8,291,374	574,269

2.	Independent Auditors. The shareholders of the Fund ratified the selection of Ernst & Young LLP as the independent auditors of the Fund for the fiscal year ending December 31, 2024.

For	Against	Abstain
10,729,148	41,450	502

Statement Regarding Availability of Quarterly Portfolio Schedule

The complete schedule of portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-754-4488.

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio securities is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 12-month year ended June 30, 2024 is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

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Popular High Grade Fixed Income Fund, Inc.	Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies

December 31, 2024 (Unaudited)

On May 31, 2023, PricewaterhouseCoopers LLC (“PWC”) was dismissed as the independent registered public accounting firm to the Popular High Grade Fixed-Income Fund. The Audit Committee of the Board participated in, and approved, the decision to change the independent registered public accounting firm on May 31, 2023.

PwC’s reports on the Fund’s financial statements for the two years ended June 30, 2023 and June 30, 2022 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the two years ended June 30, 2023 and June 30, 2022, and the subsequent interim period through August 30, 2023 (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for the two years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Fund requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating PwC agrees with the statements.

The Audit Committee of the Board approved the engagement of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ended December 31, 2024 and subsequently approved EY to continue to serve as the Fund’s independent registered public accounting firm for the fiscal year ending March 31, 2025. During the Fund’s two years ended June 30, 2023 and June 30, 2022, and the subsequent interim period through August 30, 2023, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, and no written report or oral advice was provided to the Fund that EY concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304). The selection of EY does not reflect any disagreements with or dissatisfaction by the Fund or the Fund’s Board of Directors with the performance of the Fund’s prior independent auditors PWC for the fiscal years ended June 30, 2023 and June 30, 2022.

EY, with offices located at Parque las Americas 1, San Juan, Puerto Rico, has been selected by the Fund’s Audit Committee, which selection has been ratified by a vote of the Board of Directors, including a majority of the Independent Directors, to serve as the Fund’s independent auditors for the fiscal year ended June 30, 2025. EY has advised the Fund of its independence with respect to the Fund, in accordance with the applicable requirements of the SEC.

Semi-Annual Report | December 31, 2024	29

Popular High Grade Fixed Income Fund, Inc.	Item 9 – Proxy Disclosures for Open-End Management Investment Companies

December 31, 2024 (Unaudited)

Not applicable for this reporting period.

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Popular High Grade Fixed Income Fund, Inc.	Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

December 31, 2024 (Unaudited)

Included under Item 7 in the Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	31

Popular High Grade Fixed Income Fund, Inc.	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

December 31, 2024 (Unaudited)

The Board of Directors (the “Board”) of Popular High Grade Fixed-Income Fund, Inc. (the “Fund”) met on May 23, 2024 (the “Meeting”) to consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between the Fund and Popular Asset Management LLC, the Fund’s investment adviser (the “Investment Adviser”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of the Investment Adviser, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objectives. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Investment Adviser with respect to such matters.

The independent members of the Board (collectively, the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Advisory Agreement. In evaluating the Advisory Agreement, including the specific fee structures, and other terms of such agreement, the Board were informed by multiple years of analysis and discussion amongst themselves and the Investment Adviser. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreement for the Fund were fair and reasonable and that the Investment Adviser’s fees were reasonable in light of the services provided to the Fund.

Nature, Extent and Quality of Services. In evaluating the Advisory Agreement, the Board considered, the nature, extent and quality of the Investment Adviser’s services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Investment Adviser provides to manage and operate the Fund, and the increases of such services over time due to new or revised market, regulatory or other developments, such as liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Investment Adviser provides portfolio management services for the Fund. In addition to portfolio management, the Board considered the wide range of administrative or non advisory services the Investment Adviser provides to manage and operate the Fund (in addition to those provided by other third parties). These services include, but are not limited to, administrative services (such as providing the employees and officers necessary for the Fund’s operations); operational expertise (such as providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (such as coordinating and evaluating the services of the Fund’s custodian, transfer agent and other intermediaries); board support and administration (such as overseeing the organization of the Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions), shareholder communications (such as overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (such as helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually; overseeing the preparation of the Fund’s registration statements and regulatory filings; overseeing the valuation of portfolio securities and daily pricing; helping to ensure the Fund complies with its portfolio limitations and restrictions; voting proxies on behalf of the Fund; monitoring the liquidity of the portfolios; providing compliance training for personnel; and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

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Popular High Grade Fixed Income Fund, Inc.	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

December 31, 2024 (Unaudited)

In addition to the services provided by the Investment Adviser, the Independent Directors also considered the risks borne by the Investment Adviser in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent and quality of services provided under the Advisory Agreement was satisfactory on behalf of the Fund.

Investment Performance of the Fund. In evaluating the quality of the services provided by the Investment Adviser, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report (the “Broadridge Report”) prepared by Broadridge which generally provided the Fund’s performance data for the one , three , five , and ten year periods ended December 31, 2023 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreement supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) during the year to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to those of a comparable group of funds. The Board considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as the expense ratio is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management fee rate, the Board considered the Investment Adviser’s rationale for proposing the management fee rate of the Fund which included its evaluation of, among other things, the value of the potential service being provided (e.g., the expertise of the Investment Adviser with the proposed strategy), the competitive marketplace (i.e., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Investment Adviser (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers proposed by the Investment Adviser to keep expenses to certain levels and reviewed the amounts the Investment Adviser had waived or reimbursed over the last fiscal years; and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered a Fund’s net management fee and net total expense ratio in light of its performance history.

Semi-Annual Report | December 31, 2024	33

Popular High Grade Fixed Income Fund, Inc.	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

December 31, 2024 (Unaudited)

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting the Investment Adviser’s financial condition. The Independent Directors reviewed the consolidated financial statements of the Investment Adviser for the year ended December 31, 2023. The Independent Directors also considered the overall financial condition of the Investment Adviser and the Investment Adviser’s representations regarding the stability of the firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Investment Adviser derived from its relationship with the Fund for the fiscal year ended June 30, 2023 on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Investment Adviser’s revenues, expenses and net income (pre tax and after tax) and the net profit margins (pre tax and after tax). The Independent Directors also reviewed the level of profitability realized by the Investment Adviser including and excluding distribution expenses incurred by the Investment Adviser from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Investment Adviser and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a Fund by Fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Investment Adviser’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Investment Adviser. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Investment Adviser’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Investment Adviser may receive as a result of its relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Investment Adviser may receive as a result of its association with the Fund. The Independent Directors took these indirect benefits into account when accessing the level of advisory fees paid to the Investment Adviser and concluded that the indirect benefits received were reasonable.

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INVESTMENT ADVISER	DIRECTORS AND OFFICERS
Popular Asset Management LLC	Enrique Vila del Corral
209 Muñoz Rivera Avenue	Chairman of the Board
Popular Center North Tower, 4th Floor
San Juan, Puerto Rico 00918	Jorge I. Vallejo
Director
ADMINISTRATOR AND TRANSFER AGENT
ALPS Fund Services, Inc.	Carlos A. Pérez
1290 Broadway, Suite 1000	Director
Denver, CO 80203
Angel Rivera Garcia
CUSTODIAN	President
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway Columbus, OH 43240	James A. Gallo Treasurer

LEGAL COUNSEL	Manuel Rodríguez-Boissén
Pietrantoni Méndez & Alvarez LLC 208 Ponce de León Avenue, Floor 19 San Juan, Puerto Rico 00918	Secretary

Ropes & Gray LLP
Prudential Tower
800 Boylston Street,
Boston, Massachusetts 02199

INDEPENDENT REGISTERED ACCOUNTING FIRM
Ernst & Young, LLP
Parque las Americas 1
235 Calle Federico Costa, Suite 410 San Juan, Puerto Rico

Remember that shares of the Fund:

•	Are not bank deposits and are not insured by the FDIC or any other governmental agency.
•	Are not obligations of or guaranteed by Banco Popular de Puerto Rico or any other bank.
•	Are subject to investment risks, including possible loss of the principal amount invested.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and Disagreements with Accountants is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to semi-annual report.

(a)(3)	The certifications required by Rule 30a-2(a) of the 1940 Act, as amended, are attached hereto as Exhibit 99.Cert.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Popular High Grade Fixed-Income Fund, Inc.

By:	/s/ Angel M. Rivera
Angel M. Rivera President (Principal Executive Officer)

Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Popular High Grade Fixed-Income Fund, Inc.

By:	/s/ James A. Gallo
James A. Gallo Treasurer (Principal Financial Officer)

Date:	March 7, 2025